Restatement of Previously Issued Financial Statements (Details Narrative) - $ / shares					1 Months Ended
	Dec. 06, 2024	Dec. 03, 2024	Nov. 28, 2023	Mar. 06, 2023	Dec. 31, 2024	Mar. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023	Dec. 13, 2021	Dec. 09, 2021
Common stock exercised, shares		2,285,056	2,180,738	6,756,695	2,285,056	6,756,695
Share Price					$ 11.76793003					$ 0.0275	$ 0.0275	$ 0.0275
Temporary Equity, Redemption Price Per Share					11.62		$ 12.81	$ 12.20	$ 10.90
Share price		$ 11.77	$ 10.82	$ 10.35	11.77
IPO [Member]
Share Price					10.15
Share price					10.15								$ 10.15	$ 10.00
Common Stock [Member]
Common stock exercised, shares	2,285,056
Temporary Equity, Redemption Price Per Share					11.52149928
Overpaid price per share					0.24643075
Share price					$ 11.76793003